Income Taxes (Tables)	12 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of deferred tax assets and deferred tax liabilities

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and deferred tax liabilities are as follows at June 30:

	2016	2015
Deferred tax assets:

Net operating loss and credit carryforwards	$32,440,000	$33,279,000
Intangible assets	—	6,000
Stock-based compensation	813,000	—
Capital loss and R&D credits	1,517,000	1,500,000
Research development expenses	576,000	657,000
Inventory	177,000	135,000
Accrued expenses and other	492,000	306,000

Gross deferred tax assets	36,015,000	35,883,000
Valuation allowance for deferred tax assets	(35,971,000)	(35,789,000)

Total deferred tax assets	44,000	94,000
Deferred tax liabilities:
Depreciation and other	(44,000)	(94,000)
Total deferred tax liabilities	(44,000)	(94,000)
Net deferred tax liability	$—	$—